Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Financial liabilities at fair value through profit or loss

13 Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss
	2017	2016
Trading liabilities	73,596	83,167
Non-trading derivatives	2,331	3,541
Designated at fair value through profit or loss	11,215	12,266

	87,142	98,974

Trading liabilities

Trading liabilities by type
	2017	2016
Equity securities	601	1,975
Debt securities	5,126	4,146
Funds on deposit	41,956	37,753
Derivatives	25,913	39,293

	73,596	83,167

Reference is made to Note 42 ‘Transfer of financial assets’ for information on securities lending as well as sale and repurchase transactions.

Non-trading derivatives

Non-trading derivatives by type
	2017	2016
Derivatives used in:
– fair value hedges	317	672
– cash flow hedges	339	671
– hedges of net investments in foreign operations	71	33
Other non-trading derivatives	1,604	2,165

	2,331	3,541

Other non-trading derivatives mainly includes interest rate swaps and foreign currency swaps for which no hedge accounting is applied.

Designated as at fair value through profit or loss

Designated as at fair value through profit or loss by type
	2017	2016
Debt securities	8,985	10,736
Funds entrusted	1,691	969
Subordinated liabilities	539	561

	11,215	12,266

In 2017, the change in the fair value of financial liabilities designated at fair value through profit or loss attributable to changes in credit risk is EUR 78 million (2016: EUR 50 million) and EUR 248 million (2016: EUR 170 million) on a cumulative basis. This change has been determined as the amount of change in fair value of the financial liability that is not attributable to changes in market conditions that gave rise to market risk (i.e. mainly interest rate risk based on yield curves).

The amount that ING Group is contractually required to pay at maturity to the holders of financial liabilities designated as at fair value through profit or loss is EUR 10,742 million (2016: EUR 11,720 million).